Restatement of Previously Issued Financial Statements - Summary Of Error Corrections And Prior Period Adjustments (Details) - USD ($)			3 Months Ended			6 Months Ended	9 Months Ended
	Dec. 31, 2020		Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Feb. 26, 2021
Shares subject to possible redemption			$ 345,024,019				$ 345,024,019
Common Stock, Value, Issued			0				0
Additional Paid in Capital	$ 24,137		0				0
Retained Earnings (Accumulated Deficit)	$ (7,948)		$ (35,225,029)				$ (35,225,029)
Income Statement [Abstract]
Weighted average shares outstanding, Class A ordinary shares	7,500,000	[1]	34,500,000				27,296,703
Basic and diluted net income per share, Redeemable Class A ordinary shares	$ 0.00		$ (0.14)				$ (0.04)
Weighted average shares outstanding, Non-redeemable Class A and Class B ordinary shares			8,625,000				8,390,110
Basic and diluted net income per shares, Non-redeemable Class A and Class B ordinary shares			$ (0.14)				$ (0.04)
Common Class A [Member]
Common stock, shares outstanding	0		0				0
Income Statement [Abstract]
Weighted average shares outstanding, Class A ordinary shares			27,296,703				34,500,000
Basic and diluted net income per share, Redeemable Class A ordinary shares			$ (0.04)				$ (0.14)
Common Class B [Member]
Common stock, shares outstanding	8,625,000		8,625,000				8,625,000
Income Statement [Abstract]
Weighted average shares outstanding, Class A ordinary shares			8,390,110				8,625,000
Basic and diluted net income per share, Redeemable Class A ordinary shares			$ (0.04)				$ (0.14)
As Previously Reported [Member]
Shares subject to possible redemption				$ 310,663,596		$ 310,663,596
Additional Paid in Capital				662,630	$ 9,908,218	662,630		$ 8,956,314
Retained Earnings (Accumulated Deficit)				4,336,166	(4,909,508)	4,336,166		(3,957,602)
Total shareholders' equity				$ 5,000,003	$ 5,000,009	$ 5,000,003		$ 5,000,001
Shares subject to possible redemption				31,066,360	30,141,792	31,066,360		30,236,983
Income Statement [Abstract]
Weighted average shares outstanding, Class A ordinary shares				30,151,952	30,234,183	30,175,080
Weighted average shares outstanding, Non-redeemable Class A and Class B ordinary shares				12,973,048	9,536,531	11,263,757
Basic and diluted net income per shares, Non-redeemable Class A and Class B ordinary shares				$ 0.71	$ (0.51)	$ 0.41
As Previously Reported [Member] | Common Class A [Member]
Shares subject to possible redemption					$ 301,417,916			$ 302,369,830
Common stock, shares outstanding				3,433,640	4,358,208	3,433,640
Common Stock, Value, Issued				$ 344	$ 436	$ 344		426
As Previously Reported [Member] | Common Class B [Member]
Common Stock, Value, Issued				863	863	863		863
Restatement Adjustment [Member]
Shares subject to possible redemption				34,355,983		34,355,983
Additional Paid in Capital				(662,630)	(9,908,218)	(662,630)		(8,956,314)
Retained Earnings (Accumulated Deficit)				(33,693,009)	(33,680,583)	(33,693,009)		(33,673,430)
Total shareholders' equity				$ (34,355,983)	$ (43,589,237)	$ (34,355,983)		$ (42,630,170)
Shares subject to possible redemption				3,433,640	4,358,208	3,433,640		4,263,017
Income Statement [Abstract]
Weighted average shares outstanding, Class A ordinary shares				4,348,048	(17,584,183)	(6,539,721)
Basic and diluted net income per share, Redeemable Class A ordinary shares				$ 0.21	$ (0.24)	$ 0.14
Weighted average shares outstanding, Non-redeemable Class A and Class B ordinary shares				(4,348,048)	(1,624,031)	(2,993,039)
Basic and diluted net income per shares, Non-redeemable Class A and Class B ordinary shares				$ (0.50)	$ 0.27	$ (0.27)
Restatement Adjustment [Member] | Common Class A [Member]
Shares subject to possible redemption					$ 43,589,237			$ 42,630,170
Common stock, shares outstanding				(3,433,640)	(4,358,208)	(3,433,640)
Common Stock, Value, Issued				$ (344)	$ (436)	$ (344)		(426)
Restatement Adjustment [Member] | Common Class B [Member]
Common Stock, Value, Issued								0
As Restated [Member]
Shares subject to possible redemption				345,019,579		345,019,579
Additional Paid in Capital								0
Retained Earnings (Accumulated Deficit)				(29,356,843)	(38,590,091)	(29,356,843)		(37,631,032)
Total shareholders' equity				$ (29,355,980)	$ (38,589,228)	$ (29,355,980)		$ (37,630,169)
Shares subject to possible redemption				34,500,000	34,500,000	34,500,000		34,500,000
Income Statement [Abstract]
Weighted average shares outstanding, Class A ordinary shares				34,500,000	12,650,000	23,635,359
Basic and diluted net income per share, Redeemable Class A ordinary shares				$ 0.21	$ (0.24)	$ 0.14
Weighted average shares outstanding, Non-redeemable Class A and Class B ordinary shares				8,625,000	7,912,500	8,270,718
Basic and diluted net income per shares, Non-redeemable Class A and Class B ordinary shares				$ 0.21	$ (0.24)	$ 0.14
As Restated [Member] | Common Class A [Member]
Shares subject to possible redemption					$ 345,007,153			$ 345,000,000
Common Stock, Value, Issued								0
As Restated [Member] | Common Class B [Member]
Common Stock, Value, Issued				$ 863	$ 863	$ 863		$ 863

[1]	This number excludes an aggregate of up to 1,125,000 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by underwriters (see Note 5). On February 23, 2021, the Company effectuated a recapitalization, and as a result, the initial shareholders hold 8,625,000 shares of the Company’s Class B ordinary shares. All shares and associated amounts have been retroactively restated. (See Note 8.)